Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 287.1	$ 294.0
Ceded unearned premium	2.7	2.9
Ceded claims and benefits payable	93.7	88.6
Ceded paid losses	0.5	0.3
Total	$ 384.0	$ 385.8